Note 20 - Inventory (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Total current inventories	$ 2,115	$ 1,887	$ 1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Statement Line Items [Line Items]
Total current inventories		$ 400	$ 400